Other Operating Expenses - Schedule of Other Operating Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Operating Expense [abstract]
Write-downs and expenses in connection with credit management	€ 518	€ 400	€ 335
Provision charges	189	228	144
TLC operating fees and charges	286	356	373
Indirect duties and taxes	125	111	100
Penalties, settlement compensation and administrative fines	73	33	44
Association dues and fees, donations, scholarships and traineeships	12	15	18
Sundry expenses	56	65	69
Total	1,259	1,208	1,083
of which, included in the supplementary disclosure on financial instruments	€ 518	€ 400	€ 335